Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Bank's Subscribed and Paid-in Capital
The Bank’s subscribed and paid-in capital from January 1, 2021 to December 31, 2023, amounted to 639,413. The capital stock composition is as follows:

Shares			Capital stock

Class	Stock number	Votes per share	Issued outstanding	In treasury	Paid in
As of December 31, 2023, 2022 and 2021
Registered Class A shares of common stock	11,235,670	5	11,236		11,236
Registered Class B shares of common stock	628,177,738	1	628,177		628,177

Total 2023, 2022 and 2021	639,413,408		639,413		639,413